Loans Receivables (Details) - Schedule of loans are non-interest bearing - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Schedule of loans are non-interest bearing [Abstract]
Loan to related franchisees, gross	$ 16,591,780	$ 9,974,576
Discount based on imputed interest rate of 11.75%	(1,949,060)	(1,167,634)
Loan to related franchisees, net of discount	14,642,720	8,806,942
Provision for credit losses	(832,170)	(498,762)
Loan to related franchisees, net of discount and allowance	$ 13,810,550	$ 8,308,180